FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: 09-30-2012

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AMBS Investment Counsel, LLC
Address: 625 Kenmoor SE
	 Suite 307
         Grand Rapids, MI 49546

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Kathleen A. Maciejewski
Title: Chief Compliance Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Kathleen A. Maciejewski, Grand Rapids, MI, 11-06-2012

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     7523 81395.000SH       SOLE                71645.000          9750.000
AT&T                           COM              00206R102     8839 234455.000SH      SOLE               207397.000         27058.000
Abbott Laboratories            COM              002824100     8253 120370.000SH      SOLE               107350.000         13020.000
Abraxas Petroleum Corp.        COM              003830106       57 25000.000SH       SOLE                                  25000.000
Aflac, Inc.                    COM              001055102     4622 96525.000SH       SOLE                86525.000         10000.000
Alexco Resource Corp.          COM              01535P106       65 15000.000SH       SOLE                                  15000.000
Anadarko Petroleum Corp.       COM              032511107     6689 95664.000SH       SOLE                86259.000          9405.000
Apache Corp.                   COM              037411105     3665 42385.000SH       SOLE                37855.000          4530.000
Apple Computer Inc.            COM              037833100     3883 5821.000 SH       SOLE                 4763.000          1058.000
Autoliv, Inc.                  COM              052800109     2382 38440.000SH       SOLE                31780.000          6660.000
Bank of America Corp.          COM              060505104     3292 372855.000SH      SOLE               348280.000         24575.000
Bard, C.R.                     COM              067383109      283 2708.000 SH       SOLE                 2708.000
Barrick Gold Corp.             COM              067901108     5054 121030.000SH      SOLE               108430.000         12600.000
Bemis Co                       COM              081437105     4722 150055.000SH      SOLE               134260.000         15795.000
Berkshire Hathaway Cl B        COM              084670207      507 5750.000 SH       SOLE                 2100.000          3650.000
Capital One Financial Corp.    COM              14040H105     7493 131440.000SH      SOLE               119115.000         12325.000
Central Gold Trust             COM              153546106      225 3300.000 SH       SOLE                 3300.000
Chevron Corp.                  COM              166764100     8143 69860.000SH       SOLE                64040.000          5820.000
Cisco Systems Inc.             COM              17275R102     8719 456615.000SH      SOLE               408015.000         48600.000
Claude Resources, Inc.         COM              182873109       12 15000.000SH       SOLE                                  15000.000
Coca-Cola Company              COM              191216100     3659 96455.000SH       SOLE                68425.000         28030.000
Colgate Palmolive              COM              194162103      555 5175.000 SH       SOLE                 3975.000          1200.000
Conagra Foods Inc.             COM              205887102     6217 225345.000SH      SOLE               200360.000         24985.000
Dejour Enterprise Ltd.         COM              24486R103       17 75000.000SH       SOLE                                  75000.000
Denison Mines Corp.            COM              248356107       15 10000.000SH       SOLE                                  10000.000
Disney Co                      COM              254687106      227 4350.000 SH       SOLE                 4350.000
Dow Chemical                   COM              260543103     6775 234000.000SH      SOLE               208785.000         25215.000
Doxa Energy Ltd.               COM              261223101        2 20000.000SH       SOLE                                  20000.000
Dupont                         COM              263534109      239 4760.000 SH       SOLE                 2060.000          2700.000
Dynacor Gold Mines, Inc.       COM              26779X101        9 10000.000SH       SOLE                                  10000.000
EMC Corp.                      COM              268648102     3573 131025.000SH      SOLE               103905.000         27120.000
EV Energy Partner LP           COM              26926V107      248 4000.000 SH       SOLE                                   4000.000
Emerson Electric Company       COM              291011104      212 4400.000 SH       SOLE                 4400.000
Endeavour Silver Corp.         COM              29258Y103      200 20000.000SH       SOLE                                  20000.000
Energy Fuels Inc.              COM              292671104        2 11060.000SH       SOLE                                  11060.000
Ensco International, Inc.      COM              G3157S106     5028 92160.000SH       SOLE                82250.000          9910.000
Enterprise Products Prtns LP   COM              293792107      347 6474.000 SH       SOLE                 1860.000          4614.000
Exxon Mobil Corp.              COM              30231G102     2237 24457.000SH       SOLE                13445.000         11012.000
FedEx Corp.                    COM              31428X106     6680 78940.000SH       SOLE                70395.000          8545.000
Fire River Gold Corp.          COM              31811Q106        1 10000.000SH       SOLE                                  10000.000
General Electric               COM              369604103     9756 429568.868SH      SOLE               377108.868         52460.000
Gilead Sciences, Inc.          COM              375558103     2733 41200.000SH       SOLE                39450.000          1750.000
Goldcorp, Inc.                 COM              380956409     1055 23000.000SH       SOLE                                  23000.000
Golden Phoenix Minerals, Inc.  COM              381149103        1 50000.000SH       SOLE                                  50000.000
Grainger W.W.                  COM              384802104      776 3725.000 SH       SOLE                                   3725.000
Great Panther Silver Ltd.      COM              39115V101       46 20000.000SH       SOLE                                  20000.000
H.J. Heinz                     COM              423074103      243 4350.000 SH       SOLE                 4350.000
Hecla Mining Co.               COM              422704106      131 20000.000SH       SOLE                                  20000.000
Honeywell International, Inc.  COM              438516106      263 4400.000 SH       SOLE                 4400.000
IAMGOLD Corporation            COM              450913108      158 10000.000SH       SOLE                                  10000.000
IBM                            COM              459200101     3023 14572.000SH       SOLE                11542.000          3030.000
Intel Corp.                    COM              458140100     6200 273657.000SH      SOLE               243277.000         30380.000
JPMorgan Chase & Co.           COM              46625H100     7536 186161.000SH      SOLE               164781.000         21380.000
Johnson & Johnson              COM              478160104      301 4375.000 SH       SOLE                  650.000          3725.000
Kaminak Gold Corp.             COM              48356P202       24 10000.000SH       SOLE                                  10000.000
Kellogg Company                COM              487836108      220 4267.000 SH       SOLE                 2467.000          1800.000
Keycorp New                    COM              493267108     4970 568700.000SH      SOLE               505150.000         63550.000
Kodiak Oil & Gas Corp.         COM              50015Q100      159 17000.000SH       SOLE                                  17000.000
Kohl's Corp.                   COM              500255104     7196 140485.000SH      SOLE               125160.000         15325.000
Majescor Resources Inc.        COM              760960203        9 50000.000SH       SOLE                                  50000.000
MarkWest Energy Partners, LP   COM              570759100      327 6000.000 SH       SOLE                                   6000.000
Marsh & McLennan               COM              571748102     4471 131770.000SH      SOLE               120845.000         10925.000
Mart Resources, Inc.           COM              572903102       38 25000.000SH       SOLE                                  25000.000
McDonalds Corp.                COM              580135101      828 9025.000 SH       SOLE                 4825.000          4200.000
Merck & Company                COM              58933Y105      361 8010.000 SH       SOLE                 1210.000          6800.000
Microsoft Corp.                COM              594918104     6567 220665.000SH      SOLE               182600.000         38065.000
Morgan Stanley                 COM              617446448     3291 196580.000SH      SOLE               175805.000         20775.000
Mylan Inc.                     COM              628530107     8768 359780.000SH      SOLE               319990.000         39790.000
NagaCorp Limited               COM              G6382M109        5 10000.000SH       SOLE                                  10000.000
New Gold Inc.                  COM              644535106      183 15000.000SH       SOLE                                  15000.000
Newmont Mining Corp.           COM              651639106     3149 56220.000SH       SOLE                45005.000         11215.000
News Corporation               COM              65248E104     6632 270620.000SH      SOLE               240270.000         30350.000
Oculus Innovative Sciences Inc COM              67575P108       14 15000.000SH       SOLE                                  15000.000
Oracle Corp.                   COM              68389X105     7267 231000.000SH      SOLE               209835.000         21165.000
Pfizer                         COM              717081103      619 24915.000SH       SOLE                 2975.000         21940.000
Prophecy Coal Corp.            COM              74345B104       12 80000.000SH       SOLE                                  80000.000
Prophecy Platinum Corp.        COM              74345Y104       19 13000.000SH       SOLE                                  13000.000
Royal Dutch Shell PLC - Class  COM              780259206      583 8400.000 SH       SOLE                                   8400.000
Royal Dutch Shell PLC Cl B-ADR COM              780259107     7211 101137.000SH      SOLE                89174.999         11962.001
Rye Patch Gold Corp            COM              783727100        9 15000.000SH       SOLE                                  15000.000
Seadrill Ltd.                  COM              G7945E105      284 7230.000 SH       SOLE                                   7230.000
Silver Wheaton Corp.           COM              828336107      397 10000.000SH       SOLE                                  10000.000
Silvercorp Metals Inc.         COM              82835P103      175 27000.000SH       SOLE                                  27000.000
Star Gas Partners, L.P.        COM              85512C105       43 10000.000SH       SOLE                                  10000.000
Statoil ASA-Spon Adr           COM              85771p102      235 9117.000 SH       SOLE                 5000.000          4117.000
Stryker Corp.                  COM              863667101     6884 123672.000SH      SOLE               109437.000         14235.000
Symantec Corp.                 COM              871503108     7229 402175.000SH      SOLE               363290.000         38885.000
Taseko Mines Ltd.              COM              876511106       50 15000.000SH       SOLE                                  15000.000
U.S. Bancorp                   COM              902973304     6732 196275.000SH      SOLE               175210.000         21065.000
US Silver & Gold Inc.          COM              90346L107       33 13400.000SH       SOLE                                  13400.000
United Health Group Inc.       COM              91324P102     6899 124510.000SH      SOLE               112140.000         12370.000
Verizon Communications         COM              92343V104     8873 194715.000SH      SOLE               171610.000         23105.000
W.R. Berkley Corp.             COM              084423102     3902 104080.000SH      SOLE                98755.000          5325.000
WalMart Stores                 COM              931142103     7468 101187.000SH      SOLE                90292.000         10895.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 94

Form 13F Information Table Value Total: $265,032